Dividends (Tables)	6 Months Ended
Jun. 30, 2023
Dividends
Summary of dividends

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2023: $0.10 per share	—	—	60	—
Interim dividend for 2023: $0.10 per share	59	—	59	—
Interim dividend for 2022: $0.10 per share	—	60	—	60
Interim dividend for 2022: $0.10 per share	—	61	—	61
Cash dividends on preferred shares declared and paid:
Interim dividend for 2023	—	—	6	—
Interim dividend for 2023	6	—	6	—
	65	121	131	121